BRANDON J. CAGE

Assistant Vice President, Counsel

Law Department

Phone: 949-219-3943

Fax: 949-219-3706

Brandon.Cage@pacificlife.com

November 15, 2016

Deborah D. Skeens

Senior Counsel

Office of Insurance Products

Division of Investment Management

U.S. Securities & Exchange Commission

100 F Street, NE

Washington, DC 20549-0506

Re:	Registration Statement for Pacific Navigator Individual Flexible Premium Deferred Variable Annuity (333-212627) funded by Separate Account A (File Number 811-08946) of Pacific Life Insurance Company

Dear Ms. Skeens:

On behalf of Pacific Life Insurance Company (“Pacific Life”) and Separate Account A (“Separate Account”) of Pacific Life, attached for electronic filing under the Securities Act of 1933 (“1933 Act”) is Pre-Effective Amendment No. 2 to the above referenced Registration Statement, with exhibits, on Form N-4. The enclosed relates to an individual flexible premium deferred variable annuity contract designated as the Pacific Navigator Individual Flexible Premium Deferred Variable Annuity Contract (“Pacific Navigator”), which is funded by the Separate Account.

The purpose of this filing is to include financial information for Pacific Life and other exhibits.

If you have any questions or comments with respect to this filing, please contact me at the number listed above. Thank you.

Sincerely,

/s/ Brandon J. Cage

Brandon J. Cage